Equity Investments (Details) - USD ($) $ in Thousands		3 Months Ended
	Jun. 17, 2017	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Jun. 17, 2021
Equity Investment
Payments for equity investments		$ 750	$ 113
Common stock		430		$ 426
Income (loss) in equity investments		$ (249)	$ 236
Element 1 Corp.
Equity Investment
Percentage of ownership interest (as a percent)	10.00%	10.00%
Payments for equity investments	$ 4,000
Common stock	$ 5,300
Number of common shares	581,795
Warrants to purchase common shares	286,582
Total investment	$ 9,300	$ 9,300
Percentage of voting right	20.00%
Equity Investment		$ 9,600
e1 Marine LLC
Equity Investment
Percentage of ownership interest (as a percent)	33.33%	33.33%
Equity Investment		$ 1,700
Element 1 Corp And Maritime Partners LLC
Equity Investment
Equity Investment					$ 11,300